Distribution Date:	07/17/26	Morgan Stanley Bank of America Merrill Lynch Trust 2016-C28
Determination Date:	07/13/26
Next Distribution Date:	08/17/26
Record Date:	06/30/26	Commercial Mortgage Pass-Through Certificates
Series 2016-C28

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Banc of America Merrill Lynch Commercial Mortgage Inc.
Certificate Factor Detail	4		Leland F. Bunch, III	(646) 855-3953
Certificate Interest Reconciliation Detail	5		Bank of America Tower, One Bryant Park | New York, NY 10036 | United States
		Master Servicer	Trimont LLC
Exchangeable Certificate Detail	6
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Additional Information	7
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Greystone Servicing Company LLC
Bond / Collateral Reconciliation - Balances	9		Jenna Unell		Jenna.unell@greyco.com
Current Mortgage Loan and Property Stratification	10-14		5221 N. O'Connor Blvd., Suite 800 | Irving, TX 75039 | United States
Mortgage Loan Detail (Part 1)	15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	17		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	18	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	19		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	20				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	21		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	22-23	Trustee	U.S. Bank National Association
Modified Loan Detail	24		General Contact	(312) 332-7457
			190 South LaSalle Street, 7th Floor | Chicago, IL 60603 | United States
Historical Liquidated Loan Detail	25
Historical Bond / Collateral Loss Reconciliation Detail	26
Interest Shortfall Detail - Collateral Level	27
Supplemental Notes	28

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61766LBN8	1.531000%	25,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61766LBP3	2.640000%	43,800,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61766LBQ1	3.288000%	59,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	61766LBR9	3.272000%	215,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	61766LBS7	3.544000%	325,154,000.00	74,761,105.67	19,132,214.73	220,794.47	0.00	0.00	19,353,009.20	55,628,890.94	81.34%	30.00%
A-S	61766LBV0	3.951000%	47,782,000.00	47,782,000.00	0.00	157,322.23	0.00	0.00	157,322.23	47,782,000.00	65.31%	25.00%
B	61766LBW8	4.577873%	50,172,000.00	50,172,000.00	0.00	178,757.50	0.00	0.00	178,757.50	50,172,000.00	48.48%	19.75%
C	61766LBX6	4.577873%	46,588,000.00	46,588,000.00	0.00	0.00	0.00	0.00	0.00	46,588,000.00	32.85%	14.87%
D	61766LAC3	3.000000%	52,560,000.00	52,560,000.00	0.00	0.00	0.00	0.00	0.00	52,560,000.00	15.22%	9.38%
E-1	61766LAE9	4.577873%	14,335,000.00	14,335,000.00	0.00	0.00	0.00	0.00	0.00	14,335,000.00	10.42%	7.88%
E-2	61766LAG4	4.577873%	14,335,000.00	14,335,000.00	0.00	0.00	0.00	0.00	0.00	14,335,000.00	5.61%	6.37%
F-1	61766LAL3	4.577873%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00	4.00%	5.88%
F-2	61766LAN9	4.577873%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00	2.40%	5.38%
G-1	61766LAU3	4.577873%	11,348,500.00	10,455,463.81	0.00	0.00	0.00	3,295,821.26	0.00	7,159,642.55	0.00%	4.19%
G-2	61766LAW9	4.577873%	11,348,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	3.00%
H-1	61766LBC2	4.577873%	14,334,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	1.50%
H-2	61766LBE8	4.577873%	14,334,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	61766LBJ7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61766LBL2	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			955,648,354.02	320,544,569.48	19,132,214.73	556,874.20	0.00	3,295,821.26	19,689,088.93	298,116,533.49

X-A	61766LBT5	1.033873%	668,954,000.00	74,761,105.67	0.00	64,411.23	0.00	0.00	64,411.23	55,628,890.94
X-B	61766LBU2	0.305789%	97,954,000.00	97,954,000.00	0.00	24,961.03	0.00	0.00	24,961.03	97,954,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	61766LAA7	1.577873%	52,560,000.00	52,560,000.00	0.00	69,110.83	0.00	0.00	69,110.83	52,560,000.00
Notional SubTotal			819,468,000.00	225,275,105.67	0.00	158,483.09	0.00	0.00	158,483.09	206,142,890.94

Deal Distribution Total					19,132,214.73	715,357.29	0.00	3,295,821.26	19,847,572.02

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month?s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.
(3)	Class E-1, Class E-2, Class F-1, Class F-2, Class G-1, Class G-2, Class H-1 and Class H-2 all represent the "Regular Interest" of these respective classes.

For details on how the balances and payments of these "Regular Interests" are split between their respective certificates and the Exchangeable Classes, please refer to the Exchangeable Certificate Detail.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61766LBN8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61766LBP3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61766LBQ1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	61766LBR9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	61766LBS7	229.92522211	58.84047168	0.67904584	0.00000000	0.00000000	0.00000000	0.00000000	59.51951752	171.08475043
A-S	61766LBV0	1,000.00000000	0.00000000	3.29249990	0.00000000	0.00000000	0.00000000	0.00000000	3.29249990	1,000.00000000
B	61766LBW8	1,000.00000000	0.00000000	3.56289365	0.25200052	1.36355098	0.00000000	0.00000000	3.56289365	1,000.00000000
C	61766LBX6	1,000.00000000	0.00000000	0.00000000	3.81489418	8.03226453	0.00000000	0.00000000	0.00000000	1,000.00000000
D	61766LAC3	1,000.00000000	0.00000000	0.00000000	2.50000000	9.09271994	0.00000000	0.00000000	0.00000000	1,000.00000000
E-1	61766LAE9	1,000.00000000	0.00000000	0.00000000	3.81489431	30.40859854	0.00000000	0.00000000	0.00000000	1,000.00000000
E-2	61766LAG4	1,000.00000000	0.00000000	0.00000000	3.81489431	49.82834182	0.00000000	0.00000000	0.00000000	1,000.00000000
F-1	61766LAL3	1,000.00000000	0.00000000	0.00000000	3.81489326	71.22548974	0.00000000	0.00000000	0.00000000	1,000.00000000
F-2	61766LAN9	1,000.00000000	0.00000000	0.00000000	3.81489326	110.24257221	0.00000000	0.00000000	0.00000000	1,000.00000000
G-1	61766LAU3	921.30799753	0.00000000	0.00000000	3.51469269	117.10602987	0.00000000	290.41910913	0.00000000	630.88888840
G-2	61766LAW9	0.00000000	0.00000000	0.00000000	0.00000000	118.00279420	0.00000000	0.00000000	0.00000000	0.00000000
H-1	61766LBC2	0.00000000	0.00000000	0.00000000	0.00000000	220.50586560	0.00000000	0.00000000	0.00000000	0.00000000
H-2	61766LBE8	0.00000000	0.00000000	0.00000000	0.00000000	282.53416593	0.00000000	0.00000000	0.00000000	0.00000000
V	61766LBJ7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61766LBL2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61766LBT5	111.75821607	0.00000000	0.09628649	0.00000000	0.00000000	0.00000000	0.00000000	0.09628649	83.15802124
X-B	61766LBU2	1,000.00000000	0.00000000	0.25482400	0.00000000	0.00000000	0.00000000	0.00000000	0.25482400	1,000.00000000
X-D	61766LAA7	1,000.00000000	0.00000000	1.31489403	0.00000000	0.00000000	0.00000000	0.00000000	1.31489403	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	06/01/26 - 06/30/26	30	0.00	220,794.47	0.00	220,794.47	0.00	0.00	0.00	220,794.47	0.00
X-A	06/01/26 - 06/30/26	30	0.00	64,411.23	0.00	64,411.23	0.00	0.00	0.00	64,411.23	0.00
X-B	06/01/26 - 06/30/26	30	0.00	24,961.03	0.00	24,961.03	0.00	0.00	0.00	24,961.03	0.00
X-D	06/01/26 - 06/30/26	30	0.00	69,110.83	0.00	69,110.83	0.00	0.00	0.00	69,110.83	0.00
A-S	06/01/26 - 06/30/26	30	0.00	157,322.23	0.00	157,322.23	0.00	0.00	0.00	157,322.23	0.00
B	06/01/26 - 06/30/26	30	55,556.77	191,400.87	0.00	191,400.87	12,643.37	0.00	0.00	178,757.50	68,412.08
C	06/01/26 - 06/30/26	30	195,732.16	177,728.29	0.00	177,728.29	177,728.29	0.00	0.00	0.00	374,207.14
D	06/01/26 - 06/30/26	30	345,649.24	131,400.00	0.00	131,400.00	131,400.00	0.00	0.00	0.00	477,913.36
E-1	06/01/26 - 06/30/26	30	379,771.96	54,686.51	0.00	54,686.51	54,686.51	0.00	0.00	0.00	435,907.26
E-2	06/01/26 - 06/30/26	30	657,096.02	54,686.51	0.00	54,686.51	54,686.51	0.00	0.00	0.00	714,289.28
F-1	06/01/26 - 06/30/26	30	320,863.76	18,227.56	0.00	18,227.56	18,227.56	0.00	0.00	0.00	340,315.39
F-2	06/01/26 - 06/30/26	30	506,578.90	18,227.56	0.00	18,227.56	18,227.56	0.00	0.00	0.00	526,739.01
G-1	06/01/26 - 06/30/26	30	1,284,192.24	39,886.49	0.00	39,886.49	39,886.49	0.00	0.00	0.00	1,328,977.78
G-2	N/A	N/A	1,334,065.39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	1,339,154.71
H-1	N/A	N/A	3,148,867.76	0.00	0.00	0.00	0.00	0.00	0.00	0.00	3,160,880.36
H-2	N/A	N/A	4,034,644.27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	4,050,036.01
V	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
R	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			12,263,018.47	1,222,843.58	0.00	1,222,843.58	507,486.29	0.00	0.00	715,357.29	12,816,832.38

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 28

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
E	61766LAJ8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F	61766LAQ2	4.577873%	9,556,000.00	9,556,000.00	0.00	0.00	0.00	0.00	0.00	9,556,000.00
G	61766LAY5	4.577873%	22,697,000.00	10,455,463.81	0.00	0.00	0.00	3,295,821.26	0.00	7,159,642.55
EFG	61766LBA6	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-1 (Cert)	61766LAE9	4.577873%	14,335,000.00	14,335,000.00	0.00	0.00	0.00	0.00	0.00	14,335,000.00
E-1 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
E-2 (Cert)	61766LAG4	4.577873%	14,335,000.00	14,335,000.00	0.00	0.00	0.00	0.00	0.00	14,335,000.00
E-2 (Exch)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Cert)	61766LAL3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-1 (Exch)	NA	4.577873%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00
F-2 (Cert)	61766LAN9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
F-2 (Exch)	NA	4.577873%	4,778,000.00	4,778,000.00	0.00	0.00	0.00	0.00	0.00	4,778,000.00
G-1 (Cert)	61766LAU3	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-1 (Exch)	NA	4.577873%	11,348,500.00	10,455,463.81	0.00	0.00	0.00	3,295,821.26	0.00	7,159,642.55
G-2 (Cert)	61766LAW9	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
G-2 (Exch)	NA	N/A	11,348,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (Cert)	61766LBC2	N/A	2,608,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-1 (Exch)	NA	N/A	11,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-2 (Cert)	61766LBE8	N/A	2,608,677.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
H-2 (Exch)	NA	N/A	11,726,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			121,845,354.08	68,692,927.62	0.00	0.00	0.00	6,591,642.52	0.00	62,101,285.10

Exchangeable Certificate Details
H	61766LBG3	N/A	23,452,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
EF	61766LAS8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			23,452,000.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 28

	Additional Information
Total Available Distribution Amount (1)	19,847,572.02
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	1,228,446.34	Master Servicing Fee	2,092.58
Interest Reductions due to Nonrecoverability Determination	(444,485.57)	Certificate Administrator Fee	1,467.52
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	133.56
ARD Interest	0.00	Operating Advisor Fee	529.52
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	69.45
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	4,502.63
Total Interest Collected	783,960.77

Principal		Expenses/Reimbursements
Scheduled Principal	198,031.91	Reimbursement for Interest on Advances	(1,017.40)
Unscheduled Principal Collections		ASER Amount	48,207.90
Principal Prepayments	22,172,337.21	Special Servicing Fees (Monthly)	16,910.34
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	3,238,154.39
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	22,370,369.12	Total Expenses/Reimbursements	3,302,255.23

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	715,357.29
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	19,132,214.73
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	19,847,572.02
Total Funds Collected	23,154,329.89	Total Funds Distributed	23,154,329.88

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	320,544,569.48	320,544,569.48	Beginning Certificate Balance	320,544,569.48
(-) Scheduled Principal Collections	198,031.91	198,031.91	(-) Principal Distributions	19,132,214.73
(-) Unscheduled Principal Collections	22,172,337.21	22,172,337.21	(-) Realized Losses	3,295,821.26
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	57,666.87
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	3,238,154.39
(-) Realized Losses from Collateral	57,666.87	57,666.87	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	298,116,533.49	298,116,533.49	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	322,869,779.38	322,869,779.38	Ending Certificate Balance	298,116,533.49
Ending Actual Collateral Balance	300,455,398.41	300,455,398.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	10,455,415.68	0.00	UC / (OC) Change	0.00
Current Period Advances	3,238,154.39	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	13,693,570.07	0.00	Net WAC Rate	4.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 28

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
5,000,000 or less	2	8,347,458.33	2.80%	(6)	4.9202	1.111687	1.30 or less	7	159,702,909.80	53.57%	(6)	4.8947	0.470085
5,000,001 to 10,000,000	1	6,663,616.64	2.24%	(5)	5.2400	0.981500	1.31 to 1.40	1	25,146,510.02	8.44%	19	5.2800	1.311000
10,000,001 to 15,000,000	1	14,883,002.94	4.99%	(6)	4.6500	0.917500	1.41 to 1.50	1	35,993,505.92	12.07%	(8)	4.4600	1.441900
15,000,001 to 25,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.51 to 1.60	0	0.00	0.00%	0	0.0000	0.000000
25,000,001 to 50,000,000	4	136,125,574.37	45.66%	(2)	4.8417	0.594659	1.61 to 1.70	0	0.00	0.00%	0	0.0000	0.000000
50,000,001 to 75,000,000	1	54,823,273.46	18.39%	(7)	4.9380	0.903200	1.71 to 1.80	0	0.00	0.00%	0	0.0000	0.000000
75,000,001 or greater	1	77,273,607.75	25.92%	(6)	3.8420	2.093000	1.81 to 2.50	1	77,273,607.75	25.92%	(6)	3.8420	2.093000
Totals	10	298,116,533.49	100.00%	(4)	4.6018	1.079020	2.51 to 3.00	0	0.00	0.00%	0	0.0000	0.000000
							3.01 or greater	0	0.00	0.00%	0	0.0000	0.000000
							Totals	10	298,116,533.49	100.00%	(4)	4.6018	1.079020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Connecticut	1	3,416,257.68	1.15%	(7)	4.8050	1.050900
							Lodging	2	32,020,821.01	10.74%	(5)	5.2717	(0.515265)
Georgia	1	6,663,616.64	2.24%	(5)	5.2400	0.981500
							Office	3	119,334,630.46	40.03%	(6)	4.7917	0.689602
Maryland	1	25,146,510.02	8.44%	19	5.2800	1.311000
							Retail	5	146,761,082.02	49.23%	(2)	4.3013	1.743511
New Jersey	1	49,628,354.06	16.65%	(6)	4.6726	0.385300
							Totals	10	298,116,533.49	100.00%	(4)	4.6018	1.079020
North Carolina	1	35,993,505.92	12.07%	(8)	4.4600	1.441900

Ohio	1	25,357,204.37	8.51%	(5)	5.2800	(0.908600)

Oklahoma	1	77,273,607.75	25.92%	(6)	3.8420	2.093000

Texas	2	19,814,203.59	6.65%	(6)	4.7371	0.976308

Virginia	1	54,823,273.46	18.39%	(7)	4.9380	0.903200

Totals	10	298,116,533.49	100.00%	(4)	4.6018	1.079020

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	4.000% or less	1	77,273,607.75	25.92%	(6)	3.8420	2.093000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.500%	1	35,993,505.92	12.07%	(8)	4.4600	1.441900	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 5.000%	5	127,682,088.79	42.83%	(6)	4.8001	0.717196	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% or greater	3	57,167,331.03	19.18%	6	5.2753	0.288064	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	298,116,533.49	100.00%	(4)	4.6018	1.079020	49 months or greater	10	298,116,533.49	100.00%	(4)	4.6018	1.079020
								Totals	10	298,116,533.49	100.00%	(4)	4.6018	1.079020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	60 months or less	10	298,116,533.49	100.00%	(4)	4.6018	1.079020	Interest Only	1	77,273,607.75	25.92%	(6)	3.8420	2.093000
61 months to 84 months		0	0.00	0.00%	0	0.0000	0.000000	240 months or less	9	220,842,925.74	74.08%	(4)	4.8677	0.724225
85 months to 120 months		0	0.00	0.00%	0	0.0000	0.000000	241 months to 300 months	0	0.00	0.00%	0	0.0000	0.000000
	121 months or greater	0	0.00	0.00%	0	0.0000	0.000000	301 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	10	298,116,533.49	100.00%	(4)	4.6018	1.079020	Totals	10	298,116,533.49	100.00%	(4)	4.6018	1.079020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	12 months or less	8	286,521,716.20	96.11%	(4)	4.5801	1.080001			No outstanding loans in this group
	13 months to 24 months	1	6,663,616.64	2.24%	(5)	5.2400	0.981500
	25 months or greater	1	4,931,200.65	1.65%	(5)	5.0000	1.153800
	Totals	10	298,116,533.49	100.00%	(4)	4.6018	1.079020
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	305351002	RT	Oklahoma City	OK	Actual/360	3.842%	247,404.33	0.00	0.00	N/A	01/01/26	01/01/28	77,273,607.75	77,273,607.75	07/01/26
4	300801423	OF	Arlington	VA	Actual/360	4.938%	0.00	0.00	0.00	N/A	12/01/25	--	54,823,273.46	54,823,273.46	11/01/25
5	1545861	OF	Lawrence Township	NJ	Actual/360	4.673%	193,245.18	0.00	0.00	N/A	01/01/26	--	49,628,354.06	49,628,354.06	08/01/25
7	300801384	RT	Greenville	NC	Actual/360	4.460%	134,130.18	95,331.50	0.00	N/A	11/06/25	--	36,088,837.42	35,993,505.92	06/06/26
13	1546497	LO	Cleveland	OH	Actual/360	5.280%	0.00	0.00	0.00	N/A	02/01/26	--	25,357,204.37	25,357,204.37	10/01/21
14	1545887	RT	Catonsville	MD	Actual/360	5.280%	110,851.69	47,056.35	0.00	N/A	02/01/28	--	25,193,566.37	25,146,510.02	07/01/26
16	300801394	OF	Santa Rosa	CA	Actual/360	4.558%	84,615.05	22,219,222.82	0.00	N/A	11/01/25	--	22,276,889.69	0.00	07/01/26
19	1546147	OF	Houston	TX	Actual/360	4.650%	0.00	0.00	0.00	N/A	01/01/26	--	14,883,002.94	14,883,002.94	09/01/25
28	695100627	LO	Conyers	GA	Actual/360	5.240%	0.00	0.00	0.00	N/A	02/06/26	--	6,663,616.64	6,663,616.64	05/06/25
35	1545963	RT	Mesquite	TX	Actual/360	5.000%	0.00	0.00	0.00	N/A	02/01/26	--	4,931,200.65	4,931,200.65	11/01/25
40	305471040	RT	Southbury	CT	Actual/360	4.805%	13,714.34	8,758.45	0.00	N/A	12/01/25	--	3,425,016.13	3,416,257.68	06/01/26
Totals							783,960.77	22,370,369.12	0.00				320,544,569.48	298,116,533.49
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 28

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	26,174,376.20	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	3,844,089.00	2,850,760.03	01/01/25	09/30/25	05/11/26	22,854,118.41	93,854.37	0.00	0.00	0.00	1,822,312.80
5	4,104,138.20	0.00	--	--	03/01/26	12,407,088.52	240,089.39	144,125.77	1,904,836.68	0.00	0.00
7	4,478,525.68	0.00	--	--	04/13/26	1,184,720.59	8,933.12	229,160.94	229,160.94	0.00	0.00
13	(1,194,076.61)	0.00	--	--	09/11/24	21,490,034.08	2,278,894.45	0.00	0.00	161,972.00	0.00
14	3,012,485.97	660,885.80	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,954,906.29	2,055,033.96	01/01/25	09/30/25	04/13/26	1,388,045.31	0.00	0.00	0.00	0.00	0.00
19	1,194,380.19	0.00	--	--	03/06/26	2,958,090.82	33,945.27	0.00	0.00	315,419.65	669,662.92
28	781,845.48	629,373.46	04/01/24	03/31/25	01/12/26	698,073.75	22,977.67	0.00	0.00	122,410.41	512,476.85
35	577,344.00	0.00	--	--	06/11/26	0.00	0.00	0.00	0.00	39,363.52	233,701.82
40	301,450.80	286,155.80	10/01/24	09/30/25	05/11/26	310,874.77	1,233.14	22,344.35	22,344.35	0.00	0.00
Totals	46,229,465.20	6,482,209.05				63,291,046.25	2,679,927.41	395,631.06	2,156,341.97	639,165.58	3,238,154.39

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 28

		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
16	300801394	22,172,337.21	Disposition	0.00	0.00
Totals		22,172,337.21		0.00	0.00
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 17 of 28

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
07/17/26	0	0.00	0	0.00	0	0.00	2	32,020,821.01	1	14,883,002.94	0	0.00	0	0.00	1	22,172,337.21	4.601831%	4.372418%	(4)
06/17/26	0	0.00	0	0.00	0	0.00	2	32,020,821.01	1	14,883,002.94	0	0.00	0	0.00	0	0.00	4.598847%	4.367997%	(3)
05/15/26	0	0.00	0	0.00	0	0.00	2	32,020,821.01	1	14,883,002.94	0	0.00	0	0.00	0	0.00	4.598900%	4.368071%	(2)
04/17/26	0	0.00	0	0.00	0	0.00	2	32,036,333.82	1	14,913,291.15	1	77,273,607.75	0	0.00	0	0.00	4.599115%	4.368301%	(1)
03/17/26	0	0.00	0	0.00	0	0.00	2	32,050,809.13	1	14,941,539.94	0	0.00	1	12,726,392.25	0	0.00	4.599313%	4.368511%	0
02/18/26	0	0.00	0	0.00	0	0.00	2	32,068,136.69	1	14,975,455.92	0	0.00	0	0.00	0	0.00	4.579691%	4.351201%	0
01/16/26	1	5,004,220.67	0	0.00	2	32,082,469.14	2	32,082,469.14	1	15,003,456.79	0	0.00	0	0.00	0	0.00	4.611836%	4.406988%	1
12/17/25	0	0.00	0	0.00	4	96,756,437.26	2	32,096,737.21	0	0.00	0	0.00	0	0.00	0	0.00	4.636549%	4.444978%	2
11/18/25	0	0.00	0	0.00	4	96,801,335.61	2	32,111,919.96	1	0.00	0	0.00	0	0.00	4	51,441,059.19	4.605678%	4.502967%	3
10/20/25	0	0.00	0	0.00	4	96,843,130.85	2	32,126,055.74	1	43,658,730.88	0	0.00	0	0.00	0	0.00	4.593514%	4.538579%	3
09/17/25	0	0.00	0	0.00	4	96,887,680.26	1	25,357,204.37	1	43,745,402.51	0	0.00	0	0.00	2	41,204,148.70	4.605660%	4.553769%	4
08/15/25	0	0.00	1	6,797,911.30	3	90,131,205.13	1	25,357,204.37	1	43,826,868.67	0	0.00	0	0.00	0	0.00	4.620636%	4.574440%	5
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 18 of 28

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
4	300801423	11/01/25	7	5	0.00	0.00	2,213.00	55,373,054.90	10/24/25	13
5	1545861	08/01/25	10	5	144,125.77	1,904,836.68	54,009.55	49,628,354.06	02/21/24	1
7	300801384	06/06/26	0	5	229,160.94	229,160.94	30.95	36,088,837.42	11/12/25	2
13	1546497	10/01/21	56	5	0.00	0.00	1,241,152.17	26,521,683.27	10/04/19	13		11/01/19
19	1546147	09/01/25	9	5	0.00	0.00	315,419.65	15,118,215.18	05/27/25	7			01/06/26
28	695100627	05/06/25	13	5	0.00	0.00	353,719.84	6,840,533.70	08/15/25	13		10/31/25
35	1545963	11/01/25	7	5	0.00	0.00	71,068.31	5,039,585.98	11/05/25	2
40	305471040	06/01/26	0	5	22,344.35	22,344.35	16,697.50	3,425,016.13	11/19/25	2
Totals					395,631.06	2,156,341.97	2,054,310.97	198,035,280.64
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 28

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		195,696,416	0	148,792,592		46,903,824
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		102,420,118	102,420,118	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Jul-26	298,116,533	141,829,881	0	0	141,403,649	14,883,003
Jun-26	320,544,569	141,981,028	0	22,276,890	141,403,649	14,883,003
May-26	320,730,407	102,510,339	0	22,320,783	174,352,666	21,546,620
Apr-26	321,084,954	102,557,000	0	0	196,935,533	21,592,421
Mar-26	321,415,524	102,599,759	0	0	197,180,621	21,635,145
Feb-26	339,006,065	137,842,564	0	0	179,477,112	21,686,388
Jan-26	378,574,573	157,687,002	5,004,221	0	194,154,629	21,728,722
Dec-25	405,253,832	190,546,925	0	0	207,967,374	6,739,533
Nov-25	529,653,502	373,520,118	0	0	149,378,669	6,754,716
Oct-25	645,271,546	504,769,684	0	0	90,074,279	50,427,582
Sep-25	684,133,041	543,499,958	0	0	96,887,680	43,745,403
Aug-25	732,877,939	592,121,954	0	6,797,911	90,131,205	43,826,869
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 20 of 28

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
1	305351002	77,273,607.75	77,273,607.75	660,000,000.00	11/17/15	25,275,080.20	2.09300	12/31/25	01/01/26	I/O
4	300801423	54,823,273.46	55,373,054.90	29,100,000.00	02/19/26	2,600,058.28	0.90320	09/30/25	12/01/25	234
5	1545861	49,628,354.06	49,628,354.06	199,000,000.00	11/05/15	2,355,622.20	0.38530	12/31/25	01/01/26	234
7	300801384	35,993,505.92	36,088,837.42	34,500,000.00	01/13/26	3,970,445.68	1.44190	12/31/25	11/06/25	231
13	1546497	25,357,204.37	26,521,683.27	16,600,000.00	02/20/24	(1,751,914.61)	(0.90860)	12/31/25	02/01/26	234
16	300801394	0.00	-	23,100,000.00	01/05/26	1,866,423.21	1.57700	09/30/25	11/01/25	234
19	1546147	14,883,002.94	15,118,215.18	13,800,000.00	07/02/25	969,784.19	0.91750	12/31/25	01/01/26	234
28	695100627	6,663,616.64	6,840,533.70	6,975,000.00	10/21/25	526,267.62	0.98150	03/31/25	02/06/26	234
35	1545963	4,931,200.65	5,039,585.98	5,900,000.00	02/26/26	539,904.00	1.15380	12/31/23	02/01/26	174
40	305471040	3,416,257.68	3,425,016.13	3,500,000.00	03/26/26	283,425.80	1.05090	09/30/25	12/01/25	174
Totals		272,970,023.47	275,308,888.39	992,475,000.00		36,635,096.57

© 2021 Computershare. All rights reserved. Confidential.										Page 21 of 28

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
1	305351002	RT	OK	11/20/25	1
	See lead loan #1546431 for SSLF Comment.

4	300801423	OF	VA	10/24/25	13

Receiver was appointed for the property on April 30, 2026. The receiver will retain the existing property manager, consistent with its prior role, to preserve operational knowledge of the asset. An updated appraisal has been received and approved. Separately, the special servicer approved a 10-year lease with a hibachi restaurant, supported in part by two warm-body guarantors. The leasing broker is working on two potential full-floor leases and a renewal of a ground-floor bank tenant lease. The borrower wired $1 million in funds to the receiver incremental collections. The new property manager and leasing affiliate are developing a leasing strategy plan to present to special servicer. A BOV is being ordered to assist with the fair value determination calculation. In addition, the special servicer approved the commission associated with a 10-year renewal of an existing Lebanese restaurant?s lease and is approved $135,000 to replace one of two chillers on the roof identified in the property condition report. Special servicer counsel had previously filed a receiver complaint with the court during the week of March 6, 2026. The loan was transferred to special servicing on October 24,

2025, due to an anticipated maturity default on Dec ember 1, 2025. A hello letter was issued on November 13, 2025, followed by an introductory call with the borrower on December 1, 2025, after all parties executed a Pre-Negotiation

	Agreement Letter.

5	1545861	OF	NJ	02/21/24	1
	Loan modification stalled. Borrower so far unable to raise required capital. Occupancy was 39.43% as of 4/30/26. Financial reporting is overdue for May. Alternatives are under consideration.

7	300801384	RT	NC	11/12/25	2

Occupancy 4/30/26 was 95.6%. The loan is cash managed. On 5/7/26, Trigild was appointed as receiver and Spinoso was engaged for property management. Property takeover is complete. Leasing activity is underway to retain tenants.

13	1546497	LO	OH	10/04/19	13

Hotel closed effective 1/30/2026. Replacement receiver took over property possession 5/29/26. The new receiver reports several items of deferred maintenance left by former receiver. An environmental assessment is in progress.

16	300801394	OF	CA	11/10/25	8

The loan transferred on 11/10/2025 due to maturity default. Borrower intends to cure the default with an expected pay off to occur on or about 5/1/2026. Loan remains current. As of and for the year ended 12/31/2025, $2.51M NCF, 1.59x NCF

DSCR, 90.97% occupancy. Legal counsel engaged 11/19/2025. Formal demand delivered on 11/26/2025. Third party reports in receipt. Special Servicer continues to engage the Borrower in discussions for the resolution of the loan.

© 2021 Computershare. All rights reserved. Confidential.						Page 22 of 28

Specially Serviced Loan Detail - Part 2
Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
19	1546147	OF	TX	05/27/25	7

Transfer 5/27/25 for payment default. Foreclosure completed 1/6/26 and Trust was successful bidder. Property is currently 59.6% occupied as of 4/30/2026. Cushman & Wakefield is engaged as property manager and leasing agent. Tenants are engaging in lease renewal discussions as well as new leases being negotiated. Appraisal has been received and is under review. BOV's have been received and a broker selection is pending.

28	695100627	LO	GA	08/15/25	13
The receiver has continued implementing measures to stabilize operations, strengthen oversight, and address priority matters identified during the transition. Cash management controls are in place.

35	1545963	RT	TX	11/05/25	2

Transfer as of 11/5/2025. Borrower was sent PNA and Hello Letter and returned the signed PNA on 12/7/2025. SS held call with Borrower who stated that they would like to transfer title of the property via a deed in lieu. The only tenant, 24 Hour

Fitne ss, left the property on 12/31/2025. Third party reports have been obtained. Borrower wired excess property cash funds to the master servicer. Foreclosure is anticipated to be posted on July 13, 2026.

40	305471040	RT	CT	11/19/25	2

Borrower is remitting rent. A settlement agreement is being negotiated to complete a consensual foreclosure. Third party reports are in process. A foreclosure is anticipated by September 2026. The property is 100% leased NNN to a single tenant.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care		MU - Mixed Use			WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family		SS - Self Storage			LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail		SF - Single Family Rental			98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial		OF - Office			MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities		CH - Cooperative Housing			ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 23 of 28

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
1	305351002	0.00	3.84200%	0.00	3.84200%	9	03/04/26	--	--
5	1545861	0.00	4.67262%	0.00	4.67262%	8	09/17/21	09/01/21	11/12/21
9	305471009	34,191,422.45	4.88000%	34,191,422.45	4.88000%	10	10/20/20	10/20/20	10/20/20
12	300801431	28,814,529.14	4.93300%	28,814,529.14	4.93300%	9	08/31/20	08/31/20	--
29	695100623	7,543,372.14	5.31600%	7,543,372.14	5.31600%	10	06/19/20	05/06/20	08/11/20
30	695100615	7,450,948.05	5.04000%	7,450,948.05	5.04000%	10	07/17/20	08/06/20	08/11/20
Totals		78,000,271.78		78,000,271.78
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 24 of 28

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	305471003	10/18/19	67,543,727.53	2,090,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
6	1543829	11/18/25	43,658,730.88	17,800,000.00	20,411,641.08	6,577,154.80	19,110,113.71	12,532,958.91	31,125,771.97	0.00	670,296.77	30,455,475.20	63.44%
12	300801431	12/17/21	28,203,927.63	89,000,000.00	29,626,420.77	1,422,493.14	29,626,420.77	28,203,927.63	0.00	0.00	0.00	0.00	0.00%
16	300801394	07/17/26	22,276,889.69	23,100,000.00	22,960,962.71	741,739.89	22,960,962.71	22,219,222.82	57,666.87	0.00	0.00	57,666.87	0.22%
23	300801194	07/16/21	11,286,431.01	23,500,000.00	11,706,813.44	69,256.39	11,706,813.44	11,637,557.05	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			22,276,889.69	23,100,000.00	22,960,962.71	741,739.89	22,960,962.71	22,219,222.82	57,666.87	0.00	0.00	57,666.87
Cumulative Totals			172,969,706.74	2,243,400,000.00	84,705,838.00	8,810,644.22	83,404,310.63	74,593,666.41	31,183,438.84	0.00	670,296.77	30,513,142.07

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 25 of 28

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	07/17/26	0.00	(593,553.52)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/26	0.00	(610,936.92)	0.00	0.00	0.00	0.00	0.00	0.00
		05/15/26	0.00	(596,652.38)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/26	0.00	(614,145.91)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/26	0.00	(592,657.15)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(592,721.09)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(593,459.33)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(585,873.00)	0.00	0.00	0.00	0.00	0.00	0.00
3	305471003	10/25/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
6	1543829	05/15/26	0.00	0.00	30,455,475.20	0.00	0.00	(670,296.77)	0.00	0.00	30,455,475.20
		11/18/25	0.00	0.00	31,125,771.97	0.00	0.00	31,125,771.97	0.00	0.00
12	300801431	12/17/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	300801394	07/17/26	0.00	0.00	57,666.87	0.00	0.00	57,666.87	0.00	0.00	57,666.87
23	300801194	07/26/21	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	(593,553.52)	57,666.87	0.00	0.00	57,666.87	0.00	0.00	57,666.87
Cumulative Totals			0.00	(4,779,999.30)	30,513,142.07	0.00	0.00	30,513,142.07	0.00	0.00	30,513,142.07

© 2021 Computershare. All rights reserved. Confidential.											Page 26 of 28

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
4	0.00	0.00	11,421.52	0.00	0.00	0.00	0.00	225,597.77	0.00	0.00	0.00	0.00
5	0.00	0.00	10,339.24	0.00	0.00	48,207.90	0.00	0.00	0.00	0.00	0.00	0.02
7	0.00	0.00	7,518.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	5,282.75	0.00	0.00	0.00	0.00	111,571.70	0.00	0.00	0.00	0.00
16	0.00	0.00	(31,651.68)	0.00	0.00	0.00	0.00	0.00	(1,017.40)	0.00	0.00	0.00
19	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	57,671.64	0.00	0.00	0.00	0.00
28	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	29,097.79	0.00	0.00	0.00	0.00
35	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	20,546.67	0.00	0.00	0.00	0.00
40	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	16,910.34	0.00	0.00	48,207.90	0.00	444,485.57	(1,017.40)	0.00	0.00	0.02
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		508,586.42

© 2021 Computershare. All rights reserved. Confidential.												Page 27 of 28

Supplemental Notes
Exchange of Exchangeable Certificates--December 2018
In December 2018 an exchange of exchangeable certificates took effect in which $28,670,000.00 of Class E was exchanged for $14,335,000.00 of Class E-1 and $14,335,000.00 of Class E-2.

© 2021 Computershare. All rights reserved. Confidential.	Page 28 of 28